Trade Receivables and Contract Assets - Summary of Allowances for Expected Credit Losses on Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables And Contract Assets [Abstract]
At January 1	€ 6,704	€ 6,656
Accruals	1,134	1,411
Releases	(469)	(1,346)
Utilizations	(36)	(25)
Exchange differences and other changes	(249)	8
At December 31	€ 7,084	€ 6,704